Note 12 - Accrued Expenses - Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Salaries, bonuses and related benefits	$ 37,426	$ 32,478
Accrued restructuring costs	759	5,823	$ 5,498
Sales commissions	2,375	2,616
Warranty accrual	1,245	1,554
Other	7,905	10,560
Accrued Liabilities, Current	$ 49,710	$ 53,031